Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Disclosure Property Plant And Equipment Summary Of Property Plant And Equipment [Abstract]
Land	$ 81,905	$ 78,520
Timber resources	40,260	39,787
Buildings	467,386	467,888
Machinery and equipment	2,725,435	2,567,403
Construction in progress	90,770	142,689
Property, plant and equipment, gross	3,405,756	3,296,287
Accumulated depreciation and depletion	(2,383,836)	(2,261,381)
Property, plant and equipment, net	$ 1,021,920	$ 1,034,906